INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Intangible assets, net
Total cost of intangible assets	$ 7,724,538	$ 5,812,699
Less: accumulated amortization	(4,126,372)	(3,389,169)
Add: foreign exchange difference	89,089	112,063
Intangible assets, net	3,687,255	2,535,593
Amortization expense	737,203	461,482	343,578
Estimated amortization expenses of the existing intangible assets for the next five years
Year 1	861,522
Year 2	810,858
Year 3	492,685
Year 4	412,327
Year 5	268,022
Domain names
Intangible assets, net
Total cost of intangible assets	2,077,796	2,077,796
Copyrights
Intangible assets, net
Total cost of intangible assets	1,648,532	1,648,532
Partnership agreement
Intangible assets, net
Total cost of intangible assets	349,783	349,783
Trade name
Intangible assets, net
Total cost of intangible assets	2,145,262	1,034,312
Student base
Intangible assets, net
Total cost of intangible assets	221,082	221,082
Non-compete agreement
Intangible assets, net
Total cost of intangible assets	49,846	49,846
Education license
Intangible assets, net
Total cost of intangible assets	144,074	4,509
Customer relationship
Intangible assets, net
Total cost of intangible assets	426,839	426,839
Concession
Intangible assets, net
Total cost of intangible assets	404,523
Technology
Intangible assets, net
Total cost of intangible assets	63,801
User base
Intangible assets, net
Total cost of intangible assets	$ 193,000